UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    November 14, 2012


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         56
Form 13F Information Table Value Total:         893,982  (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE

					Title of 		 Value 	      Shares/	    SH/     PUT/  Invtmnt  Other	 Voting Authority
Issuer					Class	  CUSIP		 * $1000      PRN Amount    PRN     CALL  Dscretn  Mgrs  Sole    Shared  None
Ancestry.com Inc                        CS        032803108      1,219        40,523         SH            SOLE          40,523
Andina Acquisition Corp                 UNIT      G0440W118      2,146        215,000        SH            SOLE          215,000
AOL Inc                                 CS        00184X105      1,950        55,344         SH            SOLE          55,344
AuthenTec Inc                           CS        052660107      812          101,357        SH            SOLE          101,357
Best Buy Co Inc                         CS        086516101      3,315        192,750        SH            SOLE          192,750
CenturyLink Inc                         CS        156700106      5,220        129,210        SH            SOLE          129,210
China Unicom Hong Kong Ltd              ADR       16945R104      1,941        119,000        SH            SOLE          119,000
CSX Corp                                CS        126408103      15,220       733,482        SH            SOLE          733,482
CVR Energy Inc                          CS        12662P108      331          9,000                 CALL   SOLE          9,000
CVR Energy Inc                          CS        12662P108      1,351        36,757         SH            SOLE          36,757
DRYSHIPS INC 5% 12/1/2014               CB        262498AB4      25,023       30,650,000     PRN           SOLE          30,650,000
Energy Transfer Partners LP             UNIT      29273R109      2,567        60,300                PUT    SOLE          60,300
Fairpoint Communications Inc            CS        305560302      432          57,267         SH            SOLE          57,267
FORD MOTOR CO                           WT        345370134      10,300       10,000,000     SH            SOLE          10,000,000
Forum Energy Technologies Inc           CS        34984V100      608          25,000         SH            SOLE          25,000
Geo Group Inc/The                       CS        36159R103      5,313        192,000               CALL   SOLE          192,000
Geo Group Inc/The                       CS        36159R103      6,839        247,147        SH            SOLE          247,147
GILEAD SCIENCES INC 1% 05/01/2014       CB        375558AN3      82,794       55,000,000     PRN           SOLE          55,000,000
GLOBAL EAGLE ACQUISITION COR            WT        37951D110      209          835,000        SH            SOLE          835,000
Global Eagle Acquisition Corp           CS        37951D102      8,356        850,000        SH            SOLE          850,000
Google Inc                              CS        38259P508      8,608        11,411         SH            SOLE          11,411
Grifols SA                              ADR       398438408      3,285        143,897        SH            SOLE          143,897
Hampton Roads Bankshares Inc            CS        409321502      4,958        3,305,343      SH            SOLE          3,305,343
Hudson City Bancorp Inc                 CS        443683107      7,352        926,000        SH            SOLE          926,000
Hyde Park Acquisition Corp II           CS        448640102      3,741        370,000        SH            SOLE          370,000
Infinity Cross Border Acquisit          UNIT      G4772R127      3,008        370,000        SH            SOLE          370,000
Interpublic Group of Cos Inc/T          CS        460690100      14,467       1,300,961      SH            SOLE          1,300,961
LyondellBasell Industries NV            CS        N53745100      234          4,524          SH            SOLE          4,524
Kraft Foods Inc                         CS        50075N104      51,936       1,256,008      SH            SOLE          1,256,008
Melco Crown Entertainment Ltd           ADR       585464100      2,835        210,595        SH            SOLE          210,595
MGIC Investment Corp                    CS        552848103      1,617        1,056,700      SH            SOLE          1,056,700
METLIFE INC                             CNVPFD    59156R116      62,177       900,000        SH            SOLE          900,000
Micron Technology Inc                   CS        595112103      6,590        1,102,000      SH            SOLE          1,102,000
Micron Technology Inc                   CS        595112103      14,950       2,500,000             PUT    SOLE          2,500,000
ONYX PHARMACEUTICALS INC 4% 08./15/16   CB        683399AB5      20,231       9,000,000      PRN           SOLE          9,000,000
Par Pharmaceutical Cos Inc              CS        69888P106      12,064       241,384        SH            SOLE          241,384
Pfizer Inc                              CS        717081103      44,614       1,795,321      SH            SOLE          1,795,321
PHH CORP                                CB        693320AQ6      19,058       10,500,000     PRN           SOLE          10,500,000
Procter & Gamble Co/The                 CS        742718109      12,576       181,310        SH            SOLE          181,310
PIONEER NATURAL RESOURCE 2.875% 1/15/38 CB        723787AH0      53,022       30,500,000     PRN           SOLE          30,500,000
RADIAN GROUP INC 3% CVT 11/15/17        CB        750236AK7      29,566       40,000,000     PRN           SOLE          40,000,000
Radian Group Inc                        CS        750236101      3,993        920,000        SH            SOLE          920,000
ROI Acquisition Corp                    UNIT      74966A203      3,618        360,000        SH            SOLE          360,000
Signet Jewelers Ltd                     CS        G81276100      5,543        113,688        SH            SOLE          113,688
SPDR S&P 500 ETF Trust                  TR UNIT   78462F103      1,545        10,734         SH            SOLE          10,734
STANDARD PACIFIC CORP 1.25% 8/1/32      CB        85375CBC4      5,518        5,000,000      PRN           SOLE          5,000,000
STANDARD PACIFIC CORP 6% 10/1/12        CB        853763AA8      7,937        7,932,000      PRN           SOLE          7,932,000
Sunoco Inc                              CS        86764P109      194,704      4,157,686      SH            SOLE          4,157,686
Trio Merger Corp                        CS        896697109      2,958        300,000        SH            SOLE          300,000
TYSON FOODS INC 3.25% 10/15/13          CB        902494AP8      17,352       15,629,000     PRN           SOLE          15,629,000
Tyco International Ltd                  CS        H89128104      89,735       1,595,000      SH            SOLE          1,595,000
United Continental Holdings In          CS        910047109      3,320        170,257        SH            SOLE          170,257
Universal Business Payment Sol          UNIT      913384202      1,841        299,399        SH            SOLE          299,399
Universal Business Payment Sol          CS        913384103      1,802        299,401        SH            SOLE          299,401
Universal Business Payment Sol          WT        913384111      51           299,401        SH            SOLE          299,401
Yahoo! Inc                              CS        984332106      1,230        77,000         SH            SOLE          77,000
                                                                 893,982



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